Share-based Payments - Schedule of Number and Weighted Average Exercise Prices of DPTW Option Plan (Detail) - Employee Stock Option Plan 2011 [member] - DPTW Option Plan [Member]	12 Months Ended
Dec. 31, 2017 shares $ / shares
Disclosure of outstanding stock options [Line Items]
Weighted-average exercise price (per share), Outstanding Beggining balance | $ / shares	$ 19.04
Weighted average exercise price (per share), Options expired | $ / shares	0
Weighted-average exercise price (per share), Outstanding Ending Balance | $ / shares	$ 0
Number of options, Outstanding Beggining balance	2,913,000
Number of options, Options expired	(2,913,000)
Number of options, Outstanding at Ending balance	0
Number of options, Exercisable at Ending balance	0